SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Tables)	6 Months Ended
Jun. 30, 2026
Stockholders' Equity Note [Abstract]
Schedule of Share Capital
Authorized share capital is as follows:

(in thousands of $, except share data)	June 30, 2026	December 31, 2025
300,000,000 common shares of $0.01 par value each (December 31, 2025: 300,000,000 common shares of $0.01 par value each)	3,000	3,000

Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	June 30, 2026	December 31, 2025
152,783,176 common shares of $0.01 par value each (December 31, 2025: 146,910,679 common shares of $0.01 par value each)	1,528	1,469